Trade and other payables	12 Months Ended
Mar. 31, 2021
Trade and other payables
Trade and other payables

 15. Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

	2021	2020
		Re-presented[1]
	€m	€m
Included within non-current liabilities:
Other payables	424	340
Accruals	47	60
Contract liabilities	519	612
Derivative financial instruments[2]	3,919	4,177
	4,909	5,189

Included within current liabilities:
Trade payables	6,739	6,696
Amounts owed to associates and joint ventures	36	51
Other taxes and social security payable	1,196	1,185
Other payables	2,349	2,040
Accruals[3]	5,688	5,077
Contract liabilities	1,971	2,081
Derivative financial instruments[2]	91	589
	18,070	17,719

Notes:

1

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase Trade and other payables included within current liabilities by €634 million compared to the amount previously reported.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

3Includes €339 million (2020: €nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in March 2021.

The carrying amounts of trade and other payables approximate their fair value.

Materially all of the €2,081 million recorded as current contract liabilities at 1 April 2020 was recognised as revenue during the year.

Other payables included within non-current liabilities include €383 million (2020: €294 million) in respect of the re-insurance of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.